Provisions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Provisions [Abstract]
Schedule of Provisions	Provisions
	Dilapidation	Restructuring	Other	Total
	£’000	£’000	£’000	£’000

At January 1, 2023	8,752	24,698	1,840	35,290
Recognized during the period	1,499	200	—	1,699
Utilized during the period	(241)	(8,804)	(285)	(9,330)
Reversed during the period	(1,995)	(9,258)	(1,061)	(12,314)
FX revaluation	—	(173)	—	(173)
At June 30, 2023	8,015	6,663	494	15,172

Current	2,279	6,663	494	9,436
Non-current	5,736	—	—	5,736
Provisions
	Dilapidation	Restructuring	Other	Total
	£’000	£’000	£’000	£’000

At December 31, 2020	3,363	-	-	3,363

Acquisition of subsidiaries	3,549	-	-	3,549
Recognized during the year	1,073	-	-	1,073

At December 31, 2021	7,985	-	-	7,985

Acquisition of subsidiaries	-	-	631	631
Recognized during the year	1,464	36,877	1,979	40,320
Utilized during the year	(697)	(5,740)	-	(6,437)
Reversed during the year	-	(1,406)	-	(1,406)
Liabilities held for sale	-	(5,033)	-	(5,033)
Disposal of subsidiaries	-	-	(770)	(770)

At December 31, 2022	8,752	24,698	1,840	35,290

Current	-	24,698	1,840	26,538
Non-current	8,752	-	-	8,752